Stock-Based Compensation - Schedule of Option Activity (Details) 10-Q - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Number of Stock Options
Beginning balance, outstanding (in shares)	11,107,938	11,107,938	0
Granted (in shares)		106,430	11,154,006
Forfeited (in shares)		(851,256)	(46,069)
Ending balance, outstanding (in shares)		10,363,112	11,107,938
Stock options exercisable (in shares)		4,574,465	3,486,608
Stock options vested and expected to vest (in shares)		10,363,112
Weighted Average Exercise Price
Beginning balance, outstanding (in dollars per share)	$ 1.226	$ 1.226	$ 0
Granted (in dollars per share)		1.23	1.226
Forfeited (in dollars per share)		0	1.226
Ending balance, outstanding (in dollars per share)		1.23	1.226
Stock options exercisable (in dollars per share)		1.23	$ 1.226
Stock options vested and expected to vest (in dollars per share)		$ 1.23
Weighted Average Remaining Contractual Term (in years)
Granted		10 years
Outstanding as of December 31, 2025		8 years 3 months 18 days	9 years 9 months 18 days
Stock options exercisable as of December 31, 2025	8 years 3 months 18 days
Stock options vested and expected to vest at December 31, 2025	8 years 3 months 18 days